REAL ESTATE HELD FOR INVESTMENT (Reven Portfolio - Narrative) (Details) - Reven Portfolio - Single Family Homes - Additional Information (Detail) - Reven Portfolio - Single Family Homes $ in Millions	Nov. 04, 2019 USD ($) Property
Business Acquisition [Line Items]
Number of real estate properties acquired | Property	993
Payments of cash to acquire single-famil home portfolio	$ 56.6
Acquisition related costs	4.5
Severance costs	2.4
Acquisition fee to affiliate	$ 1.2
Tenant origination and absorption costs
Business Acquisition [Line Items]
Remaining amortization period	6 months